Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
July 31, 2023
MCS-NPRT1-0923
1.804824.119
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.5%
Atlanta Braves Holdings, Inc.	9,241	376
Endeavor Group Holdings, Inc. (a)	2,358,809	55,668
Liberty Media Corp. Liberty Formula One Class A (a)	319,090	20,511
Warner Music Group Corp. Class A	1,249,694	39,428
		115,983
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	373,409	27,080
Media - 0.4%
Cable One, Inc. (b)	43,365	31,394
TOTAL COMMUNICATION SERVICES		174,457
CONSUMER DISCRETIONARY - 11.8%
Automobile Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	3,378,256	31,925
Aptiv PLC (a)	526,425	57,638
		89,563
Diversified Consumer Services - 1.1%
Duolingo, Inc. (a)	224,822	34,890
H&R Block, Inc.	1,440,318	48,409
		83,299
Hotels, Restaurants & Leisure - 4.5%
ARAMARK Holdings Corp.	1,629,581	65,786
Caesars Entertainment, Inc. (a)	583,528	34,440
Churchill Downs, Inc.	572,482	66,322
Domino's Pizza, Inc.	123,372	48,947
Vail Resorts, Inc.	153,194	36,076
Wyndham Hotels & Resorts, Inc.	1,132,305	88,229
		339,800
Household Durables - 1.6%
D.R. Horton, Inc.	343,831	43,673
Mohawk Industries, Inc. (a)	225,731	24,004
NVR, Inc. (a)	8,172	51,536
		119,213
Specialty Retail - 0.7%
Best Buy Co., Inc.	247,219	20,532
Foot Locker, Inc.	1,095,487	29,436
		49,968
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	963,224	81,495
PVH Corp.	815,990	73,145
Tapestry, Inc.	1,139,742	49,180
		203,820
TOTAL CONSUMER DISCRETIONARY		885,663
CONSUMER STAPLES - 5.2%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	102,354	38,018
Keurig Dr. Pepper, Inc.	922,100	31,361
		69,379
Consumer Staples Distribution & Retail - 2.3%
Albertsons Companies, Inc.	1,416,918	30,790
BJ's Wholesale Club Holdings, Inc. (a)	623,411	41,338
Grocery Outlet Holding Corp. (a)(b)	340,995	11,406
Performance Food Group Co. (a)	1,529,034	91,375
		174,909
Food Products - 1.4%
Bunge Ltd.	385,877	41,933
Freshpet, Inc. (a)(b)	443,343	32,603
Nomad Foods Ltd. (a)	1,852,161	32,931
		107,467
Household Products - 0.6%
Energizer Holdings, Inc.	709,094	25,315
Reynolds Consumer Products, Inc.	683,257	18,913
		44,228
TOTAL CONSUMER STAPLES		395,983
ENERGY - 8.4%
Energy Equipment & Services - 0.8%
Expro Group Holdings NV (a)	1,887,809	41,890
NOV, Inc.	826,800	16,602
		58,492
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	1,065,054	64,768
Cheniere Energy, Inc.	681,761	110,350
Energy Transfer LP	4,486,431	59,625
Golar LNG Ltd.	1,681,820	40,565
Hess Corp.	908,301	137,816
Imperial Oil Ltd. (b)	1,875,639	101,047
Range Resources Corp.	1,873,117	58,872
		573,043
TOTAL ENERGY		631,535
FINANCIALS - 15.5%
Banks - 5.1%
BOK Financial Corp.	622,185	55,424
First Horizon National Corp.	4,753,716	64,793
Huntington Bancshares, Inc.	3,773,078	46,182
M&T Bank Corp.	447,711	62,617
PNC Financial Services Group, Inc.	155,029	21,222
U.S. Bancorp	1,428,483	56,682
Wintrust Financial Corp.	884,304	74,600
		381,520
Capital Markets - 1.7%
Cboe Global Markets, Inc.	187,212	26,150
Lazard Ltd. Class A	736,013	25,834
Northern Trust Corp.	496,800	39,804
Raymond James Financial, Inc.	373,273	41,086
		132,874
Financial Services - 1.5%
Equitable Holdings, Inc.	110,727	3,177
Euronet Worldwide, Inc. (a)	292,634	25,714
Radian Group, Inc.	2,589,696	69,741
Shift4 Payments, Inc. (a)	180,889	12,480
		111,112
Insurance - 7.2%
American Financial Group, Inc.	781,057	94,984
Arch Capital Group Ltd. (a)	1,564,851	121,573
Assurant, Inc.	210,119	28,263
Beazley PLC	4,002,917	28,177
First American Financial Corp.	1,224,035	77,579
Hartford Financial Services Group, Inc.	624,436	44,884
Hiscox Ltd.	2,664,481	36,896
RenaissanceRe Holdings Ltd.	381,323	71,216
The Travelers Companies, Inc.	218,847	37,775
		541,347
TOTAL FINANCIALS		1,166,853
HEALTH CARE - 6.5%
Biotechnology - 0.3%
Day One Biopharmaceuticals, Inc. (a)	471,180	6,238
Repligen Corp. (a)	85,500	14,668
		20,906
Health Care Equipment & Supplies - 1.7%
Hologic, Inc. (a)	823,040	65,366
Masimo Corp. (a)	314,127	38,418
Tandem Diabetes Care, Inc. (a)	582,914	20,355
		124,139
Health Care Providers & Services - 3.1%
Centene Corp. (a)	938,681	63,915
Henry Schein, Inc. (a)	420,143	33,103
LifeStance Health Group, Inc. (a)	1,591,873	14,948
Molina Healthcare, Inc. (a)	406,056	123,640
		235,606
Health Care Technology - 0.3%
Evolent Health, Inc. (c)	692,300	19,987
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	271,792	17,117
Charles River Laboratories International, Inc. (a)	75,169	15,751
		32,868
Pharmaceuticals - 0.7%
Recordati SpA	630,527	32,549
UCB SA	234,262	20,740
		53,289
TOTAL HEALTH CARE		486,795
INDUSTRIALS - 25.3%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	642,722	44,348
Huntington Ingalls Industries, Inc.	226,813	52,092
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	1,396,290	113,099
Class C (a)(c)(d)	20,340	1,648
Woodward, Inc.	415,225	49,985
		261,172
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	577,703	38,747
Building Products - 2.0%
Builders FirstSource, Inc. (a)	267,416	38,623
Johnson Controls International PLC	463,891	32,264
Owens Corning	577,184	80,800
		151,687
Commercial Services & Supplies - 1.3%
CoreCivic, Inc. (a)	1,981,529	19,221
GFL Environmental, Inc.	2,235,570	76,341
		95,562
Construction & Engineering - 2.1%
AECOM	1,283,560	111,670
Willscot Mobile Mini Holdings (a)	999,554	47,929
		159,599
Electrical Equipment - 3.6%
Acuity Brands, Inc. (b)	325,419	53,772
Generac Holdings, Inc. (a)	362,629	55,736
Regal Rexnord Corp.	601,833	93,994
Sensata Technologies, Inc. PLC	919,230	38,837
Vertiv Holdings Co.	1,161,671	30,215
		272,554
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,233,460	74,933
Machinery - 6.3%
Allison Transmission Holdings, Inc.	1,161,770	68,184
Chart Industries, Inc. (a)(b)	481,237	87,662
Crane Co.	536,916	50,304
Crane Nxt Co.	865,243	51,179
Donaldson Co., Inc.	1,153,970	72,504
Fortive Corp.	802,679	62,890
Oshkosh Corp.	526,478	48,473
PACCAR, Inc.	381,445	32,854
		474,050
Marine Transportation - 0.5%
Kirby Corp. (a)	444,442	36,213
Professional Services - 4.0%
Concentrix Corp.	309,288	25,745
Leidos Holdings, Inc.	421,131	39,388
Science Applications International Corp.	463,701	56,265
SS&C Technologies Holdings, Inc.	579,959	33,783
TransUnion Holding Co., Inc.	821,084	65,432
WNS Holdings Ltd. sponsored ADR (a)	1,183,741	81,808
		302,421
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	486,209	41,654
TOTAL INDUSTRIALS		1,908,592
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	551,157	28,859
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	423,581	52,372
Flex Ltd. (a)	2,187,048	59,838
Keysight Technologies, Inc. (a)	141,278	22,757
		134,967
IT Services - 1.5%
Amdocs Ltd.	569,543	53,332
MongoDB, Inc. Class A (a)	136,678	57,869
		111,201
Semiconductors & Semiconductor Equipment - 0.4%
Skyworks Solutions, Inc.	243,155	27,810
Software - 1.9%
Aspen Technology, Inc. (a)	156,715	27,974
Black Knight, Inc. (a)	577,244	40,592
Dynatrace, Inc. (a)	1,415,585	77,418
		145,984
TOTAL INFORMATION TECHNOLOGY		448,821
MATERIALS - 7.3%
Chemicals - 2.9%
Cabot Corp.	496,219	35,232
Celanese Corp. Class A	237,668	29,801
CF Industries Holdings, Inc.	482,783	39,627
LG Chemical Ltd.	64,696	32,811
Nutrien Ltd.	434,835	29,965
Westlake Corp.	350,764	48,230
		215,666
Containers & Packaging - 1.4%
Avery Dennison Corp.	148,043	27,241
O-I Glass, Inc. (a)	3,476,771	79,827
		107,068
Metals & Mining - 3.0%
Commercial Metals Co.	1,261,115	72,161
Franco-Nevada Corp.	294,132	42,920
Freeport-McMoRan, Inc.	1,125,355	50,247
Lundin Mining Corp.	5,086,378	45,477
Novagold Resources, Inc. (a)	3,657,008	16,473
		227,278
TOTAL MATERIALS		550,012
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Essex Property Trust, Inc.	92,741	22,587
Gaming & Leisure Properties	1,179,883	55,997
Healthcare Trust of America, Inc.	2,905,174	56,738
NNN (REIT), Inc.	1,220,660	52,098
Realty Income Corp.	753,025	45,912
Spirit Realty Capital, Inc.	1,061,346	42,804
VICI Properties, Inc.	1,835,768	57,790
Welltower, Inc.	232,179	19,074
		353,000
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	275,715	45,920
TOTAL REAL ESTATE		398,920
UTILITIES - 4.8%
Electric Utilities - 2.7%
Alliant Energy Corp.	1,052,166	56,543
FirstEnergy Corp.	970,921	38,245
IDACORP, Inc.	469,909	48,316
OGE Energy Corp.	1,774,823	64,160
		207,264
Gas Utilities - 0.7%
Atmos Energy Corp.	408,915	49,769
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	1,369,476	29,622
Vistra Corp.	1,500,529	42,105
		71,727
Multi-Utilities - 0.4%
NiSource, Inc.	1,129,980	31,459
TOTAL UTILITIES		360,219
TOTAL COMMON STOCKS (Cost $5,439,467)		7,407,850

Convertible Preferred Stocks - 1.1%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D (a)(c)(d)	976,285	78
Series E (a)(c)(d)	1,419,309	128
		206
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	466,468	3,676
HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(c)(d)	711,831	42,859
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	15,258
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	145,591	19,729
TOTAL INDUSTRIALS		34,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,282)		81,728

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (e)	28,989,093	28,995
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	134,097,370	134,111
TOTAL MONEY MARKET FUNDS (Cost $163,103)		163,106

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $5,698,852)	7,652,684
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(121,850)
NET ASSETS - 100.0%	7,530,834

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $216,462,000 or 2.9% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc. Series D	12/13/17	15,659

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230

Bowery Farming, Inc. Series C1	5/18/21	28,104

Evolent Health, Inc.	3/28/23	20,077

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	194,205	157,771	322,981	1,116	-	-	28,995	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	139,889	490,669	496,447	41	-	-	134,111	0.5%
Total	334,094	648,440	819,428	1,157	-	-	163,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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